Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	James Advantage Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001045487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	james
Document Creation Date	dei_DocumentCreationDate	May 21, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
James Micro Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	James Micro Cap Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
James Micro Cap Fund | James Micro Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

James Advantage Funds

(the “Trust”)

James Micro Cap Fund

(the “Fund”)

Supplement dated May 21, 2024 to the Summary Prospectus and Prospectus for the Fund, each dated November 1, 2023, as amended

The Board of Trustees of the Trust has approved removing the redemption fee from the Fund effective immediately. Accordingly, the Summary Prospectus and Prospectus are revised as follows:

The sub-sections entitled “Fees and Expenses of the Fund” within the FUND SUMMARY sections of the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.46%
Distribution (12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.50%

On page 37 of the Prospectus, the sub-section entitled “Early Redemption Fee – James Micro Cap Fund Only” within the section entitled “HOW TO REDEEM SHARES” is deleted in its entirety.

In the sub-section entitled “Share Class Transfers - Micro Cap and Aggressive Allocation Funds Only” within the section entitled “HOW TO EXCHANGE SHARES” on page 39 of the Prospectus, the first paragraph is hereby deleted in its entirety and replaced with the following:

Shares of a Fund may be exchanged for shares of any other James Advantage Fund (Institutional Class shares of the James Balanced: Golden Rainbow Fund are only available for exchange if you are investing through an eligible institutional intermediary that is authorized to offer the shares or are a client of the Adviser) and are subject to the applicable minimum initial investment requirements. You may request an exchange by calling 1-800-99-JAMES (1-800-995-2637) between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the Funds are open for business; by writing the Fund at P.O. Box 46707, Cincinnati, OH 45246; or by contacting your intermediary. Your exchange will be made at the next determined NAV after receipt of a request by the Funds. In times of extreme economic or market conditions, exchanging Fund shares by telephone may be difficult. To receive a specific day’s NAV, your letter or call must be received before that day’s close of the NYSE. Please note that any exchange is treated as a redemption of Fund shares and therefore will be subject to redemption in kind, if applicable. If there is a redemption in kind on an exchange, you will receive in-kind securities instead of shares of the other James Advantage Fund for the portion of your shares that is redeemed in kind.

****

THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Fund’s Summary Prospectus and Prospectus have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Fund’s Summary Prospectus and Prospectuses, including any supplements thereto, and other information, go to http://www.jamesfunds.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Fund.